Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 127.5%

Alabama — 1.5%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$805	$905,237
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,226,866

		5,132,103

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	175	175,229

Arizona — 1.0%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,685	1,829,876
City of Phoenix Civic Improvement Corp., ARB, Series A, 4.00%, 07/01/45	1,295	1,467,442

		3,297,318

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	2,455	2,661,539

California — 7.9%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	2,095	3,394,717
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,170	3,256,446
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	890	1,006,368
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	1,475	1,626,084
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	145	165,062
5.25%, 08/15/49	370	415,207
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	225	269,854

Security	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	$1,495	$1,620,266
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(a):
5.00%, 12/01/41	290	329,965
5.00%, 12/01/46	455	515,069
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	5,930	5,996,297
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(b)	360	429,757
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	2,745	2,886,752
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 08/01/42(c)	2,000	1,144,120
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,525	2,537,953
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	775	884,314

		26,478,231

Colorado — 1.7%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,705	2,234,215
Colorado Health Facilities Authority, RB, Common spirit Health, Series A, 4.00%, 08/01/49	1,460	1,620,104
Colorado Health Facilities Authority, Refunding RB, Common spirit Health, Series A, 4.00%, 08/01/44	305	339,816

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
State of Colorado, COP, Building Excellent Schools, Series O, 4.00%, 03/15/44	$1,275	$1,459,199

		5,653,334

Connecticut — 1.1%
State of Connecticut, GO, Series A, 4.00%, 01/15/38	3,120	3,625,409

Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,163,025
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,165	1,340,775
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,151,422

		6,655,222

District of Columbia — 5.8%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	435	532,375
Georgetown University Issue, 5.00%, 04/01/42	355	427,647
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	240	280,531
The Catholic University of America Issue, 5.00%, 10/01/48	2,315	2,790,848
Metropolitan Washington Airports Authority, Refunding ARB:
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,010	2,146,720
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	6,515	4,344,072
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC)(c):
0.00%, 10/01/33	6,590	4,734,190
0.00%, 10/01/34	4,830	3,343,713

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	$765	$866,699

		19,466,795

Florida — 5.7%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	470	516,257
5.00%, 05/01/48	1,175	1,255,182
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,540,799
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	1,190	1,428,512
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,165	1,199,076
County of Palm Beach Health Facilities Authority, RB, Acts Retirement-Life Communities, Inc., 5.00%, 11/15/45	4,500	5,244,930
County of Volusia Educational Facility Authority, Refunding RB, Embry Riddle Aeronautical Project:
5.00%, 10/15/44	575	711,574
5.00%, 10/15/49	1,175	1,442,665
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,015	3,322,620
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	2,170	2,320,186

		18,981,801

Georgia — 4.5%
Country of Fulton Development Authority, Refunding RB, Robert W. Woodruff Arts Center, Inc. Project, 4.00%, 03/15/44	5,000	5,364,450
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	515	608,045

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Glynn-Brunswick Memorial Hospital Authority, RB, Southeast Georgia Health System Project, 5.00%, 08/01/47	$2,500	$2,943,950
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	490	665,400
5.00%, 05/15/36	490	672,148
5.00%, 05/15/37	540	748,364
5.00%, 05/15/38	295	412,035
5.00%, 05/15/49	985	1,418,991
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	1,560	1,700,307
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	610	671,372

		15,205,062

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	1,355	1,379,282

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	745	900,839

Illinois — 14.6%
Chicago Board of Education, GO, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	450	527,108
Project, Series C, 5.25%, 12/01/35	1,465	1,644,697
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/25	815	953,754
Dedicated Revenues, Series F, 5.00%, 12/01/24	615	704,476
Dedicated Revenues, Series G, 5.00%, 12/01/34	450	530,275
Series C, 5.00%, 12/01/25	645	754,811
Chicago Board of Education, GO:
5.00%, 12/01/46	535	623,869
5.00%, 12/01/46	1,380	1,491,601
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	770	771,748
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	5,865	6,161,710

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$1,050	$1,117,788
City of Chicago Illinois Waterworks, Refunding RB:
2nd Lien (AGM), 5.25%, 11/01/33	260	260,749
2nd Lien Project, 5.00%, 11/01/42	915	990,579
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	900,755
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	200	227,576
5.00%, 02/15/50	100	113,438
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, 4.00%, 06/15/50(d)	1,340	1,475,206
McCormick Place Expansion Project, 5.00%, 06/15/50(d)	870	1,042,060
Mccormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/43(c)	5,175	2,581,186
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	4,315	4,371,483
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	2,500	2,535,175
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,140	1,216,437
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	180	188,140
Series A (NPFGC), 6.70%, 11/01/21	1,765	1,887,491
Series C (NPFGC), 7.75%, 06/01/20	505	515,868
State of Illinois, GO:
5.00%, 02/01/39	1,540	1,700,283
Series A, 5.00%, 04/01/35	3,000	3,265,530
Series A, 5.00%, 04/01/38	3,490	3,790,733
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	2,800	3,266,704
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	985	1,109,337

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	$1,975	$1,981,912

		48,702,479

Indiana — 3.2%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	790	919,386
7.00%, 01/01/44	1,905	2,219,858
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,494,906
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	450	494,676
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,430	1,570,083
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	405	448,031
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,404,214

		10,551,154

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	2,810	3,112,525
Midwestern Disaster Area, 5.25%, 12/01/25	460	513,797
Midwestern Disaster Area, 5.88%, 12/01/26(a)	410	427,843

		4,054,165

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	995	1,117,803
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	1,235	1,458,041

Security	Par (000)	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(f)	$1,200	$1,367,136

		3,942,980

Louisiana — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,435,237
Louisiana Public Facilities Authority, Refunding RB, Tulane University of Louisiana Project, 4.00%, 12/15/50	2,000	2,237,080
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,020	1,033,229
5.25%, 05/15/31	870	908,750
5.25%, 05/15/32	1,110	1,195,970
5.25%, 05/15/33	1,205	1,297,701
5.25%, 05/15/35	505	558,974

		10,666,941

Maryland — 0.6%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	750	765,705
Maryland Health & Higher Educational Facilities Authority, RB:
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	420	513,009
University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(g)	525	587,029

		1,865,743

Massachusetts — 1.1%
Massachusetts Development Finance Agency, Refunding RB, New Bridge Charles, Inc.(a):
4.00%, 10/01/32	215	233,275
4.13%, 10/01/42	470	500,588
5.00%, 10/01/57	340	372,565
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1:
3.15%, 12/01/49	550	565,515

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
3.25%, 12/01/54	$2,030	$2,092,301

		3,764,244

Michigan — 3.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,425	4,837,543
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 05/15/36	620	627,917
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	880	953,321
Series A, 4.00%, 12/01/49	810	923,894
Trinity Health Credit Group, 5.00%, 12/01/48	2,000	2,449,960
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	990	1,236,936
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,070	1,287,467

		12,317,038

Minnesota — 1.4%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,020	2,278,863
5.25%, 02/15/53	2,045	2,469,092

		4,747,955

Mississippi — 3.1%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 04/01/22	3,000	3,343,320
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,000	1,246,560
4.00%, 10/15/38	5,000	5,673,250

		10,263,130

Missouri — 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	277,471

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, RB, Kansas City Art Institute, 5.00%, 09/01/48	$2,610	$3,152,149
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	2,570	3,064,776
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	245	266,156

		6,760,552

Nebraska — 0.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	825	905,116
5.00%, 09/01/42	1,445	1,576,220

		2,481,336

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,545	1,606,275
Series C, AMT, 4.88%, 11/01/42	805	838,617

		2,444,892

New Jersey — 15.3%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	1,675	1,825,180
5.25%, 11/01/44	1,525	1,655,952
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,085	1,094,830
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,955	2,136,580
School Facilities Construction, 5.00%, 06/15/49	2,295	2,732,817
Series EEE, 5.00%, 06/15/48	3,690	4,333,425
Transit transportation Project, 4.00%, 11/01/38	510	571,292
Transit transportation Project, 4.00%, 11/01/39	405	452,515
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,425	1,648,383
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	2,240	2,585,901
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	740	804,003
Series E, 5.00%, 01/01/45	2,615	3,055,261

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/50	$1,490	$1,598,919
Series BB, 5.00%, 06/15/50	4,120	4,851,382
Transportation Program, Series AA, 5.00%, 06/15/44	445	494,929
Transportation Program, Series AA, 5.00%, 06/15/44	825	899,036
Transportation System, Series A, 5.50%, 06/15/21(b)	1,635	1,736,975
Transportation System, Series B, 5.25%, 06/15/36	2,460	2,576,407
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	525	624,367
Sub-Series B, 5.00%, 06/01/46	13,345	15,340,478

		51,018,632

New York — 9.0%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	1,960	2,107,470
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,800	1,817,640
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,960	1,961,137
New York City Water & Sewer System, RB, 2nd Generation Resolution, Series CC-1, 4.00%, 06/15/49	1,150	1,334,357
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,910	1,910,592
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	11,596,806
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(a):
Class 1, 5.00%, 11/15/44	2,860	3,141,395
Class 2, 5.15%, 11/15/34	340	380,705
Class 2, 5.38%, 11/15/40	850	955,341
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,215,514
6.00%, 12/01/42	1,250	1,293,025

Security	Par (000)	Value

New York (continued)
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	$1,780	$2,218,218

		29,932,200

North Carolina — 0.4%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	595	638,703
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapel Hills, 5.00%, 02/01/49	530	809,368

		1,448,071

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	950	1,137,939

Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	3,230	3,244,276
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	660	723,888
Series A, 4.00%, 12/01/49	505	574,357
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	400	480,028
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	730	828,178
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	275	309,933

		6,160,660

Oklahoma — 1.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,050	2,278,186
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	1,155	1,409,377

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	$1,950	$2,196,909

		5,884,472

Pennsylvania — 3.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(a):
5.00%, 05/01/28	225	241,677
5.13%, 05/01/32	230	260,510
5.38%, 05/01/42	435	493,412
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	635	685,959
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	555	617,232
5.00%, 09/01/43	1,220	1,482,666
Lancaster IDA, RB, Willow Valley Communities Project, 5.00%, 12/01/49	1,300	1,523,574
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	850	974,941
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,035	1,098,528
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49	2,305	2,643,812
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,275,943

		11,298,254

Puerto Rico — 5.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	675	686,407
5.63%, 05/15/43	690	701,654
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	2,430	2,584,985
5.13%, 07/01/37	695	741,058

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	$720	$734,789
6.00%, 07/01/44	1,305	1,331,818
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,554	1,719,423
Series A-1, 5.00%, 07/01/58	6,289	7,063,302
Series A-2, 4.33%, 07/01/40	85	92,285
Series A-2, 4.78%, 07/01/58	2,941	3,252,275

		18,907,996

Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	820	934,407
Series B, 4.50%, 06/01/45	2,645	2,779,022
Series B, 5.00%, 06/01/50	2,945	3,175,299

		6,888,728

South Carolina — 6.2%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	2,505	2,926,767
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,060	3,629,925
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(b)	3,280	3,338,351
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	7,013,064
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,430	1,629,685
Series E, 5.25%, 12/01/55	1,735	2,010,466

		20,548,258

Tennessee — 1.0%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	995	1,117,007
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Common spirit Health, Series A, 4.00%, 08/01/44	160	178,264
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	690	820,355

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	$955	$1,157,622

		3,273,248

Texas — 6.9%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	2,140	2,243,019
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	965	1,085,905
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,155	1,442,064
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	745	855,983
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	670	715,513
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	455	534,748
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	4,545	5,500,541
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	1,000	1,110,360
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic Center, Series A, 5.00%, 08/15/46(a)	1,980	2,020,610
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	925	1,078,818
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,470	3,036,667
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,050,180

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	$1,140	$1,337,972

		23,012,380

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	875	1,055,950
5.00%, 07/01/47	915	1,090,854

		2,146,804

Virginia — 1.8%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	1,160	1,259,899
Lexington Industrial Development Authority, RB, Kendal st Lexington, Series A, 5.00%, 01/01/48	820	886,748
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,615	1,759,526
6.00%, 01/01/37	1,940	2,144,612

		6,050,785

Washington — 1.7%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,465	1,748,229
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	755	864,082
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,290	2,580,555
Washington Health Care Facilities Authority, Refunding RB, Common spirit Health, Series A, 4.00%, 08/01/44	340	378,811

		5,571,677

Total Municipal Bonds — 127.5% (Cost — $385,322,495)		425,454,877

Municipal Bonds Transferred to Tender Option Bond Trusts(h) — 29.1%

California — 2.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(i)	3,056	3,451,495

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$3,075	$3,714,044

		7,165,539

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(i)	2,252	2,783,404

Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20	5,679	5,831,707

Georgia — 1.1%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,821	2,003,374
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.60%, 12/01/44	1,442	1,538,862

		3,542,236

Illinois — 1.1%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27	6	6,895
4.00%, 02/15/41	3,219	3,564,550

		3,571,445

Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,042	2,268,789
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,574	5,416,208
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21	2,266	2,425,034

		10,110,031

New York — 8.9%
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21	997	1,044,766
5.75%, 02/15/47	613	642,708
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	6,440	6,964,532

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	$5,956	$6,908,352
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	2,884	3,296,874
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	2,595	3,131,465
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	6,617	7,587,451

		29,576,148

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,550	3,036,719

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,340	2,870,501

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,530	1,615,955

Texas — 5.6%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,520	2,800,818
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,621,238
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,030	2,126,108
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/49	6,900	7,984,887

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$1,831	$1,999,734

		18,532,785

Washington — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B (AGM), 4.00%, 10/01/53	1,798	2,034,497

Wisconsin — 1.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,833	3,100,891

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, Theda care, Inc., 4.00%, 12/15/49(i)	$2,940	$3,294,711

		6,395,602

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.1% (Cost — $90,755,817)		97,066,569

Total Long-Term Investments — 156.6% (Cost — $476,078,312)		522,521,446

	Shares

Short-Term Securities — 2.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(j)(k)	6,795,989	6,797,348

Total Short-Term Securities — 2.1% (Cost — $6,797,348)		6,797,348

Total Investments — 158.7% (Cost — $482,875,660)		529,318,794

Other Assets Less Liabilities — 0.3%		1,100,313

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.0)%		(56,789,740)

VMTP Shares, at Liquidation Value (42.0)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$333,629,367

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to December 15, 2027, is $10,446,904.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT)

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	10,503,939	(3,707,950)	6,795,989	$6,797,348	$105,536	$(370)	$1,045

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

SRF	State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	16	03/20/20	$2,107	$(34,399)
Long U.S. Treasury Bond	130	03/20/20	21,259	(507,837)
5-Year U.S. Treasury Note	16	03/31/20	1,925	(18,755)

				$(560,991)

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$522,521,446	$—	$522,521,446
Short-Term Securities	6,797,348	—	—	6,797,348

	$6,797,348	$522,521,446	$—	$529,318,794

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(560,991)	$—	$—	$(560,991)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(56,636,891)	$—	$(56,636,891)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(196,636,891)	$—	$(196,636,891)

12